Note 17 - Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Required to be Adequately Capitalized		Capital in Excess of Minimum Requirements		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Percent of Assets(1)	Amount	Percent of Assets(1)	Amount	Percent of Assets(1)	Amount	Percent of Assets(1)
December 31, 2021
Common equity Tier 1 capital	$97,710	13.18%	$33,368	4.50%	$64,342	8.68%	$48,199	6.50%
Tier 1 leverage	97,710	9.47	41,283	4.00	56,427	5.47	51,603	5.00
Tier 1 risk-based capital	97,710	13.18	44,491	6.00	53,219	7.18	59,322	8.00
Total risk-based capital	106,979	14.43	59,322	8.00	47,657	6.43	74,152	10.00

December 31, 2020
Common equity Tier 1 capital	$89,473	13.62%	$29,571	4.50%	$59,902	9.12%	$42,714	6.50%
Tier 1 leverage	89,473	9.85	36,330	4.00	53,143	5.85	45,412	5.00
Tier 1 risk-based capital	89,473	13.62	39,428	6.00	50,045	7.62	52,571	8.00
Total risk-based capital	97,717	14.87	52,571	8.00	45,146	6.87	65,714	10.00